Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 18, 2025	Mar. 10, 2025	Jan. 16, 2025	Jun. 30, 2025
Business Combinations [Line Items]
Annual interest rate		9.00%	8.00%
Pure Logistics Warrants [Member]
Business Combinations [Line Items]
Cash consideration paid	$ 2,347
Deferred cash payment	$ 500
Purchase of ordinary shares (in Shares)	630
Initial exercise price (in Dollars per share)	$ 46.76
Fair value of warrants was estimated	$ 0			$ 0